Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Outstanding Non-Marketable Warrants
2)	The following table presents the outstanding non-marketable warrants, as of December 31, 2025 and their terms:

Date of issuance	Number of outstanding warrants(*)		Exercise price for one Ordinary share(*)	Expiration date
February 16, 2023 (a)	6,109		$583.1	February 1, 2028
February 16, 2023 (a)	572	(**)	NIS 2,145.5	February 1, 2028
June 15, 2023 (a)	7,108		$420	June 12, 2028
January 25, 2024 (b)	25,397		$175	January 25, 2029
May 14, 2025	65,934		$26.25	May 14, 2026
May 14, 2025	65,934		$26.25	May 14, 2030
July 7, 2025	274,086		$4.816	July 7, 2030
September 30, 2025	827,661		$4.816	September 30, 2030
December 4, 2025	445,741		$4.816	December 4, 2030
December 30, 2025	207,641		$4.816	December 30, 2030

(*)	Number of outstanding warrants and exercise prices have been adjusted to give retroactive effect to the down round anti-dilution provision included in the terms of such warrants, as affected by new equity investments up to December 31, 2025 (see also Note 15A).

(**)	Representing the balance of warrants that are presented as a liability - see (a) below

(a)	The 2023 warrants that originally had a NIS denominated exercise price, were reclassified from equity to liabilities on January 1, 2024, as a result of the change in the functional currency of the Company (at their fair value of $1,649 thousand). Following the approval of Board and the warrants’ holders (except for one individual) to fix the exercise price of such warrants into US Dollars terms, all consented warrants were reclassified to equity at their present fair value of $225 thousand (valued at modification date under the Black - Scholes pricing model); consequently, the Company recognized $1,419 thousand in financial income for year 2024, resulting from the change in fair value of the warrants’ liability.

(b)	These warrants were initially classified as a liability, following which, the gross proceeds received in the January 25, 2024 offering were initially allocated to the warrant’s, based on their fair value, and the residual was allocated to the shares and the prefunded warrants issued. Upon issuance, the warrants liability was valued at $3,176 thousand using the Black-Scholes pricing model, and a corresponding $473 thousand of issuance costs, were allocated to the warrants, were carried directly to financial expenses.

Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price
3)	Information on the share option awards outstanding and the related weighted average exercise price as of and for the years ended December 31, 2025 and 2024 are presented in the table below:

	Year ended December 31, 2025			Year ended December 31, 2024
Relating to options:	Number of potential Ordinary Shares	Exercise price range*	Aggregate Intrinsic Value	Number of potential Ordinary Shares	Exercise price range*	Aggregate Intrinsic Value
Outstanding at beginning of the year	13,027	$0.35-$8,648	$393,276	3,828	$28.7-$8,648	$57,959
Granted	189,319	$0.07-$15.12	$2,013,668	9,763	$0.35-$374.5	$244,398
Exercised**	-	-	-	(52)	56	$7,565
Forfeited	(223)	$1,400-$2,149	-	(293)	$374.5-$2,177	-
Expired	(555)	$2,684.5	-	(219)	$1,340.5-$1,862	-
Outstanding at end of the year	201,568	$0.07-$8,648	$504,765	13,027	$0.35-$8,648	$393,276
Exercisable at end of the year	59,444	$0.07-$8,648	$186,925	6,475	$0.35-$6,485	$172,878

*	Per 1 Ordinary Share with no par value.

**	Including options exercised. Average share price for options exercised in 2024 - $ 202.65.

Schedule of Stock-Based Awards Outstanding
4)	The following table summarizes information about stock-based awards outstanding and exercisable at December 31, 2025:

	Outstanding		Exercisable
Exercise price range	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)
$0.07-$29.05	199,325	4.7	57,201	4.8
$1,400-$2,149	1,209	6.2	1,209	6.2
$3,500	177	2.5	177	2.5
$4,322;$6,485;$8,648	857	6.2	857	6.2
	201,568	4.8	59,444	4.9

Schedule of Share-Based Compensation Expense
5)	Share-based compensation expense for the years ended December 31, 2025, 2024 and 2023 was as follows (U.S. dollars in thousands):

	Year ended December 31
	2025	2024	2023

Cost of revenue	7	9	52
Research and development	281	348	416
Sales and marketing	213	204	279
General and administrative	706	824	1,034
Total share-based compensation expenses	1,207	1,385	1,781

Schedule of Fair Value of Option Grants
6)	The calculated fair value of option grants was estimated using the Black-Scholes pricing model with the following assumptions:

	Year ended December 31
	2025	2024	2023
Risk-free interest rate	3.66%-4.57%	3.84% - 4.4%	4.75%
Expected option term (in years)	2.0 - 5.0	2.0 - 5.0	10.0
Expected price volatility	120%-139%	96% - 152%	76%
Fair value of an ordinary share	$4.97-$78.68	$22.05 - $213.5	NIS 1,141
Dividend yield	0%	0%	0%